Note 5 - Securities	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
5.	Securities:

As at October 31, 2025, the Bank held securities totaling $80.9 million ( October 31, 2024 - $299.3 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $74.3 million, Government of Canada Treasury Bills with a carrying value of $2.2 million and other securities with a carrying value of $4.4 million.